BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST
BlackRock Pennsylvania Municipal Fund

Supplement dated December 7, 2006 to the
Prospectus dated October 2, 2006

The following changes are made to the
Prospectus of BlackRock Pennsylvania Municipal
Fund (the "Fund").

The section in the prospectus captioned
"About the Portfolio Manager"
appearing on page 10 is amended as follows:

The description of the Fund's portfolio
manager is deleted and the following description is inserted below the heading:

BlackRock Pennsylvania Municipal Bond Fund is managed by a team of investment professionals comprised of William R. Bock, Director at BlackRock,
Theodore R. Jaeckel, Jr., CFA, Managing Director at
 BlackRock, and Walter O'Connor, Managing Director at BlackRock. Mr. Bock is the Fund's lead portfolio manager and is responsible for the day-to-day management of the Fund's portfolio.

In addition, in the section captioned
 "Management of the Fund - BlackRock Advisors, LLC" the discussion of the portfolio manager appearing on page 37 of the Fund's Prospectus is deleted in its entirety and replaced with the following:

BlackRock Pennsylvania Municipal Bond Fund is managed by a team of investment professionals comprised of William R. Bock, Director at BlackRock,
Theodore R. Jaeckel, Jr., CFA, Managing Director at BlackRock,
 and Walter O'Connor, Managing Director at BlackRock.
Each is a member of BlackRock's municipal tax-exempt
 management group. Mr. Jaeckel and Mr. O'Connor are responsible for setting the Fund's overall investment strategy and overseeing the management of the Fund. Mr. Bock is the Fund's lead portfolio manager and is responsible for the day-to-day management of the Fund's portfolio and the selection of its investments. Messrs. Jaeckel and O'Connor have been members of the Fund's management team since 2006 and Mr. Bock has been the Fund's portfolio manager since 1997.

Mr. Jaeckel joined BlackRock in 2006. Prior to joining
BlackRock, he was a Managing Director
(Municipal Tax-Exempt Fund Management) of Merrill Lynch
 Investment Managers, L.P. ("MLIM") from 2005 to 2006 and a Director of MLIM from 1997 to 2005. He has been a portfolio manager with BlackRock or MLIM since 1991.

Mr. O'Connor joined BlackRock in 2006. Prior to joining BlackRock, he was a Managing Director
 (Municipal Tax-Exempt Fund Management) of MLIM from 2003 to 2006 and was a Director of MLIM from 1997 to 2002. He has been a portfolio manager with BlackRock or MLIM since 1991.

Mr. Bock joined BlackRock in 2006. Prior to joining
 BlackRock, he was a Director of MLIM from 2005 to 2006 and a Vice President of MLIM from 1989 to 2005. Mr. Bock has been a portfolio manager with BlackRock or MLIM since 1997.




Code #PAMB-PR-1006BR-STK